CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 376,675	$ 340,255	$ 122,237
Restricted cash	2,549	2,543	10,251
Short-term investments	1,564	3,666	10,545
Accounts receivable, net of allowance for doubtful accounts of $1,942 and $2,161, respectively	144,319	131,805	106,274
Unbilled receivables	6,612	6,372	5,551
Notes receivable	2,619	2,740	2,786
Prepaid expenses and other current assets	20,344	17,707	30,420
Deferred costs	7,291	7,379	8,174
Income taxes receivable		6,596	37,874
Deferred tax assets	8,497	6,693	7,728
Total current assets	570,470	525,756	341,840
Long-term investments			2,506
Property and equipment, net	113,723	118,513	100,102
Goodwill	572,178	572,178	572,178
Intangible assets, net	276,115	288,487	338,768
Notes receivable, long-term	406	1,008	3,748
Deferred costs, long-term	600	702	701
Other assets, long-term	26,979	20,080	22,767
Total assets	1,560,471	1,526,724	1,382,610
Current liabilities:
Accounts payable	2,926	9,269	7,385
Accrued expenses	59,767	85,424	79,334
Income taxes payable	6,167
Deferred revenue	48,387	49,070	41,080
Note payable	7,971	8,125	4,856
Capital lease obligations	1,105	1,686	3,065
Accrued restructuring reserve		372	4,361
Other liabilities	2,844	3,856
Other liabilities	2,844	3,484	5,317
Total current liabilities	129,167	157,430	145,398
Deferred revenue, long-term	10,061	9,922	10,363
Note payable, long-term	614,271	576,688	584,809
Capital lease obligations, long-term	422	817	1,918
Deferred tax liabilities, long-term	117,487	114,130	120,948
Other liabilities, long-term	21,592	21,129	16,540
Total liabilities	893,000	880,116	879,976
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.001 par value; 100,000,000 shares authorized; no shares issued and outstanding as of December 31, 2011 and 2012
Additional paid-in capital	550,709	532,743	436,598
Treasury stock, 16,807,932 and 19,787,089 shares at December 31, 2011 and 2012, respectively, at cost	(634,879)	(604,042)	(495,790)
Accumulated other comprehensive loss	(798)	(767)	(758)
Retained earnings	752,352	718,588	562,501
Total stockholders' equity	667,471	646,608	502,634
Total liabilities and stockholders' equity	1,560,471	1,526,724	1,382,610
Common Class A
Stockholders' equity:
Common stock	87	86	83
Common Class B
Stockholders' equity:
Common stock